Critical accounting estimates and judgements	12 Months Ended
Mar. 31, 2019
List Of Accounting Policies [Abstract]
Critical accounting estimates and judgements

4.	Critical accounting estimates and judgements
Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have significant risk of causing a material adjustment to the financial position and financial performance of the Group within the next 12 months are outlined below:

(a)	Maintenance provision
The Group, in some instances, offers maintenance services as part of its revenue contracts. Management estimates the related provision for maintenance costs per vehicle when the obligation to repair occurs.

(b)	Current and deferred income taxes
The Group is subject to income taxes in numerous jurisdictions. Significant judgement is required in determining the worldwide provision for income taxes. Where applicable tax legislation is subject to interpretation, management makes assessments, based on expert tax advice, of the relevant tax that is likely to be paid and provides accordingly. When the final outcome is determined and there is a difference, this is recognized in the period in which the final outcome is determined.
Determining how much tax to recognize when an uncertain tax position exists requires judgement. The Group applies the measurement principle in IAS 12 Income Taxes, when measuring the amount of tax to recognize related to an uncertain tax position. Therefore, the Group measures uncertain tax positions based on a weighted average estimate, taking into account all of the tax uncertainties related to the tax position taken.
The Company's interests in subsidiaries include certain loans denominated in foreign currencies which are repayable by agreement of both parties. Realization of such loans will result in taxable foreign exchange differences in accordance with prevailing legislation in South Africa. Although the Company controls the timing of the reversal of these temporary differences, given the volatility of the South African Rand and based on the Group's current assessment, it is not considered probable that the temporary difference relating to a loan between the Company and a South Africa subsidiary will not reverse in the foreseeable future. Hence, a deferred tax liability has been recognized in respect of these temporary differences (note 18).
The Group applies judgement when recognizing deferred tax assets in respect of tax losses. Deferred tax assets in respect of tax losses are recognized for the carry forward of unused tax losses to the extent that it is probable that future taxable profit will be available against which the unused tax losses can be utilized. In determining the level of future taxable profit that will be available the Group considers both an entity's historical profitability and estimates of future profitability and recognizes deferred tax for the whole or the part of the temporary difference that is more likely than not to be recovered. Where an entity has incurred historical losses, deferred tax assets are only recognized when the particular entity has shown a reasonable period of starting to return to profitability.

(c)	Impairment estimates
The Group tests annually whether goodwill has suffered any impairment in accordance with the accounting policy stated in note 2.7. Other assets are tested for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable.
For the purposes of assessing impairment, assets are grouped into CGUs at the lowest levels for which there are separately identifiable cash flows. The recoverable amount is based on the CGU’s value-in-use. These calculations require the use of estimates (see notes 6 and 7).

(d)	Customer relationships
The useful life applied principally reflects management’s view of the average economic life of the customer base and is assessed by reference to factors such as customer churn rates. An increase in churn rates may lead to a reduction in the estimated useful life.

(e)	Product development cost
Product development cost directly attributable to the design and testing of identifiable and unique software products controlled by the Group are recorded as intangible assets by the Group when the criteria in note 2.6 have been met. The assessment as to when these criteria have been met is subjective and capitalization has been based on management’s best judgement of facts and circumstances in existence at year-end.
The useful lives of development costs capitalized are reviewed at least on an annual basis. The useful life estimates are based on historical experience with similar assets as well as anticipation of future events such as technological changes, which may impact the useful life. The residual values of product development costs are estimated to be zero.

(f)	Provision for impairment of trade receivables
The Group applies the simplified approach permitted by IFRS 9, which requires lifetime expected losses to be recognized from initial recognition of the trade receivables. Probability-weighted estimates of lifetime credit losses are determined for appropriate groupings of customers based on their credit characteristics. Historical losses are used as a starting point and adjusted to take account of current expectations of losses over the remaining life of the trade receivable. Changes to the expected credit losses provided for may be required if the financial condition of the Group’s customers improves or deteriorates. An improvement in financial condition may result in lower actual write-offs. Historically, changes to the estimate of losses have not been material to the Group’s financial position and results.
(h)    Allocation between in-vehicle devices and inventory
The allocation between in-vehicle devices and inventory reflects the Group’s estimates of how units are expected to be sold, thereby it is a significant area of judgement for the Group.
(i)    Probability on the valuation of performance shares
The probability of the performance targets being met on the valuation of performance shares are based on management’s best estimate of achieving such stretch targets. Management considers whether past actual results on the performance targets were achieved compared to past budgets and considers the most recent budgeted results for the three year strategic plan to determine the probability. Refer to note 13.